Financial Liabilities - Summary of Long-term Borrowings (Detail) ₩ in Millions, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings	₩ 12,663,806			₩ 14,068,814
Less current portion of long-term borrowings	(3,393,506)			(2,705,709)
Foreign currencies [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings		$ 2,782	¥ 18,017		$ 2,742	¥ 27,825
Less current portion of long-term borrowings	(1,166,421)			(1,044,774)
Noncurrent portion of long-term borrowings	5,487,091			6,584,658
Foreign currencies [member] | The Export-Import Bank of Korea and others [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings	₩ 2,163,538			1,680,960
Long-term borrowings, annual interest rate description	3ML+1.20~2.40 6ML+1.25~1.43, 1.82~2.46
Foreign currencies [member] | China Construction Bank and others [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings	₩ 4,489,974			5,948,472
Long-term borrowings, annual interest rate description	USD: 3ML+0.65~1.43 CNY: LPR(5Y)+0.34, LPR(1Y)-0.15~+0.15, 4.20
Won [member]
Disclosure of detailed information about borrowings [Line Items]
Noncurrent portion of long-term borrowings	₩ 2,173,500			2,435,000
Less current portion of long-term borrowings	(611,500)			(837,560)
Won [member] | Woori bank [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings				60
Won [member] | Korea development bank and others [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings	₩ 2,785,000			₩ 3,272,500
Long-term borrowings, annual interest rate description	CD rate (91days) + 1.00~1.60, 1.90~3.25